Capital and financial risk management - Hedged Items (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash flow hedges | Pre-hedging of long-term interest rate
Hedging instruments
Balance in cash flow hedge reserve for continuing hedges	£ (114)	£ (133)
Cash flow hedges | Transactional FX forecast exposure
Hedging instruments
Hedged item, carrying amount	538	437
Balance in cash flow hedge reserve for continuing hedges	1	(7)
Fair value hedges | Bonds
Hedging instruments
Hedged item, carrying amount	(3,188)	(3,131)
Accumulated fair value adjustments	81	109
Change in value used for calculating hedge ineffectiveness	81	109
Net investment hedges | Net assets in foreign currency
Hedging instruments
Hedged item, carrying amount	4,310	3,571
Accumulated fair value adjustments	(155)	(77)
Change in value used for calculating hedge ineffectiveness	£ (155)	£ (77)